Other Comprehensive Income/(Loss)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Comprehensive Income (Loss) Note [Text Block]

NOTE 17 – Other Comprehensive Income/(Loss)

Other comprehensive income/(loss) components and related taxes were as follows:

	(Dollars in thousands)
	2011	2010
Net change in net unrealized gains and losses on securities available for sale:
Unrealized gains arising during the year	$5,607	$314
Reclassification adjustment for gains included in net income	965	785
Net securities gain/(loss) during the year	4,642	(471)
Tax effect	(1,605)	157
Net of tax amount	3,037	(314)

Net change in unrecongnized gain on postretirement benefit:
Net loss on post retirement benefit	(2)	(1)
Amortization of net actuarial gain	(7)	(7)
Net loss during the year	(9)	(8)
Tax effect	-	-
Net of tax amount	(9)	(8)
Other comprehensive income/(loss), net of tax	$3,028	$(322)

Accumulated other comprehensive income/(loss) balances, net of tax, were as follows:

	(Dollars in thousands)
	Balance	Current	Balance
	at	Period	at
	December 31, 2010	Change	December 31, 2011
Unrealized gains (losses) on securities available-for-sale	$(561)	$3,037	$2,476
Unrealized gain (loss) on post-retirement benefits	69	(9)	60
Total	$(492)	$3,028	$2,536